Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Restructuring Reserve [Roll Forward]
Beginning balance	$ 16.4	$ 2.9
Additional charges	1.7	2.1
Payments	(13.5)	(1.4)
Non-cash adjustments	(0.7)	0
Ending balance	$ 3.9	$ 3.6